Lines of Credit	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Lines of Credit

16. Lines of Credit

Our available credit facilities amount to EUR 700.0 million as of December 31, 2013 and EUR 500.0 million as of December 31, 2012. No amounts were outstanding under these credit facilities at the end of 2013 and 2012.

The amount at December 31, 2013 consists of one EUR 700 million committed revolving credit facility from a group of banks that will mature in 2018. This credit facility replaced our EUR 500 million committed revolving credit facility that was due to expire in May 2015 and that we, in line with our financing policy, cancelled in March 2013. The new credit facility contains a similar restrictive covenant as the credit facility it replaced and that requires us to maintain a minimum long-term committed capital to net total assets ratio of 40.0 percent calculated in accordance with contractually agreed definitions. Long-term committed capital contains, among others, shareholders’ equity and debt maturing at least one year after the maturity date of the credit facility, while net total assets mainly comprises of total assets minus cash, cash equivalents and certain short-term investments. Furthermore, adjustments are made for e.g. intangibles and operating leases. As of December 31, 2013 this ratio was 89.6 percent. Therefore, we are in compliance with the covenant at the end of 2013. Outstanding amounts under this credit facility will bear interest at EURIBOR or LIBOR plus a margin that depends on our liquidity position.

The amount at December 31, 2012, consisted of one EUR 500 million committed revolving credit facility from a group of banks that we cancelled in March 2013. The credit facility contained a restrictive covenant that required us to maintain a minimum committed capital to net total assets ratio of 40.0 percent calculated in accordance with contractually agreed definitions. As of December 31, 2012, this ratio was 85.8 percent. Therefore, we were in compliance with the covenant at the end of 2012.